Annual Total Returns[BarChart] - ProShares UltraShort Dow 30 - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(29.57%)	(26.20%)	(21.94%)	(42.64%)	(20.59%)	(7.39%)	(29.56%)	(38.56%)	2.81%	(35.47%)